Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	18 Months Ended	33 Months Ended	46 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000261746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		SEI DBi Multi-Strategy Alternative ETF
C000233738
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SEI Enhanced Low Volatility U.S. Large Cap ETF
C000233739
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SEI Enhanced U.S. Large Cap Momentum Factor ETF
C000233740
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SEI Enhanced U.S. Large Cap Quality Factor ETF
C000233741
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SEI Enhanced U.S. Large Cap Value Factor ETF
C000251374
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SEI Select Emerging Markets Equity ETF
C000251375
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SEI Select International Equity ETF
C000251376
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SEI Select Small Cap ETF
Without Sales Load [Member] | C000261746
Average Annual Return [Line Items]
Average Annual Return, Percent		5.05%			6.29%
Without Sales Load [Member] | C000233738
Average Annual Return [Line Items]
Average Annual Return, Percent			7.38%			9.08%
Without Sales Load [Member] | C000233739
Average Annual Return [Line Items]
Average Annual Return, Percent			26.97%			17.59%
Without Sales Load [Member] | C000233740
Average Annual Return [Line Items]
Average Annual Return, Percent			5.41%			11.45%
Without Sales Load [Member] | C000233741
Average Annual Return [Line Items]
Average Annual Return, Percent			29.88%			16.20%
Without Sales Load [Member] | C000251374
Average Annual Return [Line Items]
Average Annual Return, Percent			34.16%	20.24%
Without Sales Load [Member] | C000251375
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%	20.38%
Without Sales Load [Member] | C000251376
Average Annual Return [Line Items]
Average Annual Return, Percent			17.10%	6.75%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		1.05%			4.28%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent			17.80%			15.74%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent			17.80%			15.74%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent			17.80%			15.74%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent			17.80%			15.74%
MSCI Emerging Markets Index (USD) (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (USD) (Gross)
Average Annual Return, Percent			30.30%	16.47%
MSCI EAFE Index (USD) (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		MSCI EAFE Index (USD) (Gross)
Average Annual Return, Percent			21.88%	15.08%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]		Russell 2000 Index (USD) (TR)
Average Annual Return, Percent			25.72%	10.57%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		1.83%			4.73%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		Russell 1000 Index (USD) (TR)
Average Annual Return, Percent			17.74%			15.56%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		Russell 1000 Index (USD) (TR)
Average Annual Return, Percent			17.74%			15.56%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		Russell 1000 Index (USD) (TR)
Average Annual Return, Percent			17.74%			15.56%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]		Russell 1000 Index (USD) (TR)
Average Annual Return, Percent			17.74%			15.56%

[1]	The Fund commenced operations on August 25, 2025 when the SEI Institutional Managed Trust Liquid Alternative Fund (“Acquired Fund”) reorganized into the Fund. For periods prior to August 25, 2025, the Fund’s performance information is based on the performance of the Acquired Fund’s Class F Shares. In anticipation of the reorganization, Acquired Fund Class F shares implemented a contractual fee wavier on August 3, 2025 that limited Class F’s total fund operating expenses to an amount equal to the Fund’s expected total annual fund operation expenses. The Fund’s returns would have only differed from the returns of the Acquired Fund’s Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total fund operating expenses of the Class F Shares were higher than the Fund’s current total annual fund operation expenses.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	EAFE – Europe, Australasia, and the Far East
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.